INCOME TAXES (Deferred Taxes) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates	Dec. 31, 2017
Company's capital losses carryforward	$ 20,087	[1]	$ 15,630	[1]
Excess operating loss carryforwards for tax return over financial reporting amount	38,170
Tax credit carryforwards	9,169
Change in valuation allowance on deferred tax assets	(969)		(12,176)		19,151
Excess research and development credit carryforwards for tax return over financial reporting amount	430
Deferred tax assets, valuation allowance	51,561		52,530
Undistributed earnings of the Company's foreign subsidiaries	7,557
Israel [Member]
Operating Loss Carryforwards [Line Items]
Company's capital losses carryforward	63,691		42,396
Prior year net operating loss limitations	Such losses are subject to limitations of Internal Revenue Code, Section 382, which in general provides that utilization of NOL's is subject to an annual limitation if an ownership change results from transactions increasing the ownership of certain shareholders or public groups in the stock of a corporation by more than 50 percentage points over a three-year period. The annual limitations may result in the expiration of losses before utilization.
Israel [Member] | Unlimited Carryforward Period [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	98,919		71,650
United States [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	80,271
United States [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	2,387
United States [Member] | Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Change in valuation allowance on deferred tax assets	7,935
United States [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates	Dec. 31, 2025
United States [Member] | Minimum [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates	Dec. 31, 2026
United States [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates	Dec. 31, 2031
United States [Member] | Maximum [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates	Dec. 31, 2033
United States [Member] | Unlimited Carryforward Period [Member] | Capital Loss Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	655
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	68,198
State [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	$ 1,081
State [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates	Dec. 31, 2014

[1]	The Company has capital loss carryforwards resulting mainly from the difference between the reporting currency and the tax basis of the investments in Marketable securities.